Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2016
BANK BORROWINGS [Abstract]
Schedule of bank borrowings
	As of June 30,
	2015	2016
	RMB	RMB
Long-term bank loans
Collateralized long-term bank loans	280,339	172,411
Less: current portion of long-term bank loans	(121,584)	(172,411)
Non-current portion of long-term bank loans	158,755	-

Schedule of repayment schedule of long-term bank loans
	As of June 30,
	2015	2016
	RMB	RMB
Within one year	121,584	172,411
Between one and two years	158,755	-